Related Party Transactions (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2021	Sep. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Consulting Fees			$ 0.3	$ 0.1
Related Party Transaction, Amounts of Transaction	$ 28.1	$ 10.0
Interest Expense, Related Party			$ 2.8